Transactions with Related Parties, Property Lease Agreement (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Property Lease Agreement [Abstract]
General and administration expenses	$ 0	$ 70
Waterfront S.A. [Member] | Rent Expense for Property Lease Agreement for Executive Offices [Member]
Property Lease Agreement [Abstract]
General and administration expenses	$ 0	$ 70